PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment	$ 174,262,016	$ 169,783,671
Accumulated depreciation	(41,287,279)	(35,673,014)
Property, Plant and Equipment, Net, Total	132,976,737	134,110,657
Depreciation expense	11,524,981	10,899,049	7,994,638
Building [Member]
Property and equipment	25,740,518	24,976,660
Leasehold Land Improvement [Member]
Property and equipment	22,746	22,102
Machinery and Equipment [Member]
Property and equipment	93,721,937	106,179,264
Leased machinery and equipment [Member]
Property and equipment	21,474,470
Vehicles [Member]
Property and equipment	3,285,893	3,216,660
Office Equipment [Member]
Property and equipment	439,588	419,456
Construction in Progress [Member]
Property and equipment	$ 29,576,864	$ 34,969,529